SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	8 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2022
Schedule of Earnings Per Share

Numerator:
Net loss for the period from August 15, 2022 through September 30, 2022	$(34,741)
Less: Net loss attributable to non-controlling interests for the period from August 15, 2022 through September 30, 2022	(16,933)
Net loss for the period from August 15, 2022 through September 30, 2022 attributable to Rubicon Technologies, Inc. – Basic and diluted	$(17,808)

Denominator:
Weighted average shares of Class A Common Stock outstanding – Basic and diluted	48,670,776

Net loss per share attributable to Class A Common Stock – Basic and diluted	$(0.37)

Founder Spac [Member]
Schedule of Earnings Per Share

	For the three months ended June 30, 2022	For the six months ended June 30, 2022	For the Period from April 26, 2021 (inception) through June 30, 2021
Class B shares outstanding	7,906,250	7,906,250	7,906,250
Class A shares Issued upon IPO	31,625,000	31,625,000	-

Net loss available to shareholders	$240,071	$810,422	$8,529

Two Class Method

	For the three months ended June 30, 2022		For the six months ended June 30, 2022		For the Period from April 26, 2021 (inception) through June 30, 2021
	Class A	Class B	Class A	Class B	Class B
Basic and Diluted net loss per share of common stock:
Numerator:
Allocation of Net loss	$192,057	$48,014	$648,338	$162,084	$8,529
Denominator:
Weighted Average Shares outstanding	31,625,000	7,906,250	31,625,000	7,906,250	7,906,250

Basic and diluted net loss per common stock	$(0.01)	$(0.01)	$(0.02)	$(0.02)	$(0.00)

For the Period from April 26, 2021 (inception) to December 31, 2021
Class B shares outstanding	7,906,250
Class A shares Issued upon IPO	31,625,000
Proceeds allocated to Class A	$316,250,000
Class A redemption amount	$320,993,750

EPS
Net (loss)/income	$(915,705)
Class A accretion to redemption amount	$(4,743,750)
Net (loss)/ income available to shareholders	$(5,659,455)

Two Class Method

	Class A	Class B
Allocation of Net (loss)/income available to shareholders	$(4,527,564)	$(1,131,891)
Accretion of Class A to redemption value	$4,743,750
Net (loss)/income	$216,186	$(1,131,891)

Weighted Average Shares outstanding	9,271,586	7,906,250

EPS	$0.02	$(0.14)